UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Money Market Fund

July 31, 2016

SPU-QTLY-0916
1.804856.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 6.9%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 6.9%
U.S. Treasury Bills
9/15/16 to 1/19/17	0.32 to 0.51%	$3,637,516,000	$3,633,740,663
U.S. Treasury Notes
8/31/16 to 12/31/16	0.35 to 0.47	581,000,000	582,387,260
TOTAL U.S. TREASURY DEBT
(Cost $4,216,127,923)			4,216,127,923

U.S. Government Agency Debt - 69.2%
Federal Agencies - 69.2%
Fannie Mae
8/6/16 to 1/11/18	0.33 to 0.63 (b)	1,099,000,000	1,098,389,755
Federal Farm Credit Bank
9/19/16 to 2/10/17	0.47 to 0.49 (b)	490,025,000	490,068,850
Federal Home Loan Bank
8/2/16 to 11/2/17	0.30 to 0.66 (b)	38,486,439,000	38,476,942,289
Freddie Mac
8/17/16 to 1/12/18	0.43 to 0.75 (b)	2,488,570,000	2,487,178,852
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $42,552,579,746)			42,552,579,746

U.S. Government Agency Repurchase Agreement - 15.2%
	Maturity Amount	Value
In a joint trading account at:
0.34% dated 7/29/16 due 8/1/16 (Collateralized by U.S. Government Obligations) #	$49,350,409	$49,349,000
0.35% dated 7/29/16 due 8/1/16 (Collateralized by U.S. Government Obligations) #	5,305,950,614	5,305,794,000
With:
BNP Paribas, S.A. at 0.35%, dated 7/8/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $55,330,826, 0.00% - 7.50%, 10/13/16 - 11/15/55)	54,032,025	54,000,000
Citibank NA at:
0.33%, dated 7/26/16 due 8/2/16 (Collateralized by U.S. Treasury Obligations valued at $56,403,496, 0.00% - 8.60%, 4/20/17 - 4/01/46)	55,003,529	55,000,000
0.34%, dated 7/26/16 due 8/2/16 (Collateralized by U.S. Treasury Obligations valued at $335,905,650, 0.00% - 11.00%, 9/08/16 - 2/01/46)	329,021,751	329,000,000
Deutsche Bank Securities, Inc. at 0.39%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $91,672,981, 3.00%, 11/15/45)	89,002,893	89,000,000
ING Financial Markets LLC at:
0.37%, dated 6/3/16 due 8/3/16 (Collateralized by U.S. Government Obligations valued at $32,659,959, 3.50%, 8/01/42)	32,020,062	32,000,000
0.38%, dated 6/22/16 due 8/26/16 (Collateralized by U.S. Government Obligations valued at $55,104,781, 3.50% - 4.50%, 11/01/26 - 8/01/42)	54,037,050	54,000,000
0.41%, dated:
6/8/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $55,108,684, 4.50%, 11/01/26 - 8/01/41)	54,055,350	54,000,000
6/16/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $55,113,831, 3.50% - 4.50%, 8/01/41 - 8/01/45)	54,055,350	54,000,000
0.42%, dated:
7/6/16 due 9/2/16:
(Collateralized by U.S. Government Obligations valued at $66,319,981, 3.50%, 6/01/42 - 12/01/42)	65,068,250	65,000,000
(Collateralized by U.S. Government Obligations valued at $66,320,909, 3.50% - 5.00%, 4/01/41 - 4/01/43)	65,069,008	65,000,000
7/12/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $110,182,919, 2.50% - 6.00%, 1/01/26 - 3/01/46)	108,114,660	108,000,000
0.43%, dated:
6/28/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $87,753,696, 3.50% - 5.00%, 1/01/32 - 4/01/44)	86,092,450	86,000,000
6/29/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $87,755,339, 3.00% - 6.50%, 9/01/29 - 12/01/45)	86,092,450	86,000,000
6/30/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $65,306,350, 3.50%, 6/01/42 - 8/01/45)	64,068,800	64,000,000
7/1/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $79,587,622, 3.00% - 5.50%, 10/01/29 - 6/01/42)	78,083,850	78,000,000
7/5/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $109,173,266, 3.00% - 5.00%, 12/01/24 - 6/01/44)	107,115,025	107,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.35%, dated 6/17/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $334,706,370, 2.65% - 4.00%, 10/01/33 - 7/01/46)	328,194,522	328,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
7/5/16 due 8/1/16 (Collateralized by U.S. Government Obligations valued at $120,395,206, 1.96% - 5.00%, 9/01/23 - 8/01/46)	118,034,515	118,000,000
7/6/16 due 9/6/16 (Collateralized by U.S. Government Obligations valued at $87,744,708, 1.82% - 5.00%, 11/01/23 - 8/01/46)	86,057,763	86,000,000
7/7/16 due 9/9/16 (Collateralized by U.S. Government Obligations valued at $87,743,758, 1.48% - 6.07%, 1/01/19 - 11/01/46)	86,059,627	86,000,000
7/12/16 due 9/12/16 (Collateralized by U.S. Government Obligations valued at $188,740,885, 2.12% - 4.50%, 11/01/23 - 8/01/46)	185,124,258	185,000,000
7/29/16 due 9/27/16 (Collateralized by U.S. Government Obligations valued at $89,762,917, 1.64% - 6.00%, 6/01/22 - 8/01/46)	88,057,200	88,000,000
0.44%, dated 7/25/16 due 10/24/16 (Collateralized by U.S. Government Obligations valued at $56,104,862, 3.50% - 5.00%, 8/15/40 - 9/01/45)	55,061,172	55,000,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 5/9/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $113,405,747, 3.00% - 7.00%, 4/15/40 - 1/25/43)	110,111,222	110,000,000
RBC Capital Markets Corp. at:
0.34%, dated 7/5/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $109,191,540, 1.50% - 4.87%, 10/01/28 - 8/01/46)	107,063,665	107,000,000
0.35%, dated:
6/14/16 due 8/3/16 (Collateralized by U.S. Government Obligations valued at $111,232,243, 2.50% - 5.50%, 6/01/28 - 8/01/46)	109,052,986	109,000,000
6/29/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $109,175,363, 2.50% - 5.50%, 8/01/26 - 8/01/46)	107,064,497	107,000,000
7/1/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $76,537,209, 1.50% - 4.87%, 10/01/20 - 8/01/46)	75,045,208	75,000,000
7/11/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $143,880,771, 1.50% - 9.00%, 6/20/25 - 8/01/46)	141,087,733	141,000,000
7/15/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $110,178,207, 1.88% - 6.00%, 6/01/28 - 7/01/46)	108,065,100	108,000,000
7/18/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $165,311,303, 2.00% - 6.50%, 2/01/17 - 8/01/46)	162,094,500	162,000,000
7/19/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $55,087,835, 0.64% - 4.87%, 11/01/25 - 8/01/46)	54,032,550	54,000,000
7/20/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $58,147,028, 2.37% - 6.00%, 6/01/28 - 8/01/46)	57,034,358	57,000,000
Wells Fargo Securities, LLC at:
0.33%, dated:
7/26/16 due 8/2/16 (Collateralized by U.S. Government Obligations valued at $336,613,642, 0.84% - 5.50%, 2/20/19 - 7/16/48)	329,021,111	329,000,000
7/28/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $56,259,366, 2.92% - 4.50%, 8/25/21 - 8/25/46)	55,003,529	55,000,000
0.42%, dated:
7/7/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $217,393,388, 2.28% - 4.00%, 12/25/22 - 12/25/45)	211,152,623	211,000,000
7/11/16 due 9/9/16 (Collateralized by U.S. Government Obligations valued at $44,300,851, 1.50% - 3.00%, 1/25/29 - 2/15/43)	43,030,100	43,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $9,349,143,000)		9,349,143,000

U.S. Treasury Repurchase Agreement - 8.3%
With:
Barclays Capital, Inc. at 0.36%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $218,286,640, 0.00% - 3.50%, 8/31/16 - 3/31/22)	214,006,420	214,000,000
Commerz Markets LLC at 0.5%, dated 7/29/16 due 8/1/16:
(Collateralized by U.S. Treasury Obligations valued at $922,083,596, 0.75% - 3.13%, 7/31/16 - 1/31/23)	904,037,667	904,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,183,014, 1.63%, 5/15/26)	9,000,375	9,000,000
Deutsche Bank Securities, Inc. at 0.38%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $184,625,918, 0.63%, 6/30/18)	181,005,732	181,000,000
Federal Reserve Bank of New York at 0.25%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,710,035,705, 4.75%, 2/15/37)	1,710,035,625	1,710,000,000
Mizuho Securities U.S.A., Inc. at 0.34%, dated 7/28/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $405,211,287, 1.63% - 3.13%, 3/31/19 - 2/15/26)	393,014,847	393,000,000
Nomura Securities International, Inc. at 0.38%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $942,141,947, 2.63%, 8/15/20)	913,028,912	913,000,000
Royal Bank of Canada at:
0.33%, dated:
7/25/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $21,587,046, 2.00%, 9/30/20)	21,001,348	21,000,000
7/27/16 due 8/3/16 (Collateralized by U.S. Treasury Obligations valued at $387,731,388, 2.00% - 2.13%, 8/31/20 - 2/15/25)	377,024,191	377,000,000
0.35%, dated 7/29/16 due:
8/1/16 (Collateralized by U.S. Treasury Obligations valued at $170,677,924, 1.38% - 1.63%, 5/31/21 - 6/30/23)	167,004,871	167,000,000
08/05/2016(Collateralized by U.S. Treasury Obligations valued at $66,015,706, 2.00% - 3.00%, 2/28/21 - 5/15/45)	64,004,356	64,000,000
Wells Fargo Securities, LLC at 0.4%, dated:
7/5/16 due 9/2/16 (Collateralized by U.S. Treasury Obligations valued at $63,259,037, 0.88% - 1.00%, 9/30/16 - 11/15/17)	62,040,644	62,000,000
7/7/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $88,764,730, 0.88% - 1.00%, 1/31/17 - 7/31/19)	87,059,933	87,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,102,000,000)		5,102,000,000
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $61,219,850,669)		61,219,850,669
NET OTHER ASSETS (LIABILITIES) - 0.4%		267,957,075
NET ASSETS - 100%		$61,487,807,744

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$49,349,000 due 8/01/16 at 0.34%
BNP Paribas, S.A.	$27,019,903
Bank of Nova Scotia	4,250,170
HSBC Securities (USA), Inc.	10,625,425
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,453,502
$49,349,000
$5,305,794,000 due 8/01/16 at 0.35%
BNY Mellon Capital Markets LLC	$90,160,567
Bank of America NA	53,495,270
Citibank NA	300,535,224
Credit Agricole CIB New York Branch	1,081,325,735
Credit Suisse Securities (USA) LLC	536,755,910
ING Financial Markets LLC	30,053,522
J.P. Morgan Securities, Inc.	685,666,004
Merrill Lynch, Pierce, Fenner & Smith, Inc.	171,305,078
Mizuho Securities USA, Inc.	365,450,832
Societe Generale	225,401,418
Wells Fargo Bank NA	172,807,754
Wells Fargo Securities LLC	1,592,836,686
$5,305,794,000

Income Tax Information

At July 31, 2016 the cost for Federal Income Tax Purposes was $61,219,850,669.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Fund

July 31, 2016

SPM-QTLY-0916
1.804826.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 47.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 9.0%
BMO Harris Bank NA
8/5/16	0.95%	$45,000	$45,000
Citibank NA
9/6/16	0.68	70,000	70,000
State Street Bank & Trust Co.
11/10/16 to 12/5/16	0.82 (b)	133,000	133,000
11/28/16	0.91	16,000	16,000
Wells Fargo Bank NA
8/3/16 to 11/4/16	0.82 to 0.93 (b)	249,000	249,001
			513,001
London Branch, Eurodollar, Foreign Banks - 4.4%
Mizuho Bank Ltd. London Branch
9/30/16	0.75	56,000	55,930
National Australia Bank Ltd. Ldn
9/16/16	0.61	69,000	69,000
Sumitomo Mitsui Trust Bank Ltd. London Branch
9/26/16 to 9/29/16	0.75 to 0.77	129,000	129,000
			253,930
New York Branch, Yankee Dollar, Foreign Banks - 34.2%
Bank of Montreal Chicago CD Program
10/5/16 to 2/1/17	0.69 to 1.04 (b)	125,000	125,000
Bank of Nova Scotia
8/17/16 to 2/17/17	0.85 to 0.98 (b)	214,000	214,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/12/16 to 9/14/16	0.75 to 0.77	136,000	136,000
Canadian Imperial Bank of Commerce
12/12/16 to 1/23/17	0.87 to 0.94 (b)	272,000	272,000
Credit Agricole CIB
9/28/16	0.69	42,000	42,015
Credit Industriel et Commercial
9/12/16	0.66	71,000	71,000
Credit Suisse
11/21/16	1.04 (b)	30,000	30,003
Credit Suisse AG
8/1/16 to 10/3/16	0.75 to 0.83	115,725	115,725
Landesbank Baden-Wuerttemberg New York Branch
8/3/16	0.43	4,027	4,027
Mizuho Corporate Bank Ltd.
8/4/16 to 10/3/16	0.72 to 0.75	100,300	100,300
Natexis Banques Populaires New York Branch
9/8/16	0.64	55,000	55,000
Royal Bank of Canada
11/7/16 to 1/23/17	0.84 to 1.04 (b)	114,000	114,000
Sumitomo Mitsui Banking Corp.
8/4/16 to 10/20/16	0.72 to 0.80	178,000	178,000
Svenska Handelsbanken AB
1/6/17	0.85 (b)	59,000	59,000
Toronto-Dominion Bank
11/8/16 to 12/1/16	0.86 to 0.89	84,900	84,910
Toronto-Dominion Bank New York Branch
8/29/16 to 2/1/17	0.86 to 0.92 (b)	115,000	115,000
UBS AG
9/9/16 to 1/10/17	0.86 to 1.05 (b)	240,000	240,000
			1,955,980
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,722,911)			2,722,911

Financial Company Commercial Paper - 19.1%
ABN AMRO Funding U.S.A. LLC
10/13/16 to 10/27/16	0.70 to 0.74	139,000	138,778
Australia & New Zealand Banking Group Ltd. Hong Kong Branch
9/21/16	0.62	69,000	68,939
Bank of Nova Scotia
12/5/16	0.88 (b)	58,000	58,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/1/16 to 8/3/16	0.60	36,000	35,999
Bayerische Landesbank
8/1/16 to 8/5/16	0.47	285,700	285,694
BPCE SA
8/1/16	0.78	60,000	60,000
Caisse centrale Desjardins
9/9/16	0.64	25,000	24,983
Commonwealth Bank of Australia
2/8/17	0.92 (b)	75,000	75,000
Credit Suisse AG
8/3/16 to 12/1/16	0.90 to 0.91 (b)	67,000	66,998
Sumitomo Trust & Banking Co. Ltd.
8/10/16	0.71	93,000	92,983
Svenska Handelsbanken AB
8/9/16	0.81	63,000	62,989
Toronto Dominion Holdings (U.S.A.)
9/27/16	0.59	65,000	64,939
Toyota Motor Credit Corp.
11/9/16	0.83 (b)	57,000	57,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,092,302)			1,092,302

Asset Backed Commercial Paper - 1.2%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
8/4/16	0.45	7,000	7,000
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

8/1/16	0.57	18,000	18,000
8/2/16	0.57	18,000	18,000
8/4/16	0.57	27,000	26,999
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $69,999)			69,999

Non-Financial Company Commercial Paper - 6.6%
Dominion Resources, Inc.
8/1/16 to 8/3/16	0.80	17,983	17,983
Motiva Enterprises LLC
8/2/16	1.10	8,000	8,000
Sempra Global
8/5/16 to 9/27/16	1.00	68,000	67,952
UnitedHealth Group, Inc.
8/1/16 to 8/8/16	0.54 to 0.72	285,700	285,681
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $379,616)			379,616

U.S. Treasury Debt - 3.9%
U.S. Treasury Obligations - 3.9%
U.S. Treasury Notes
10/31/17 to 4/30/18
(Cost $220,992)	0.49 to 0.59 (b)	221,000	220,992

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
8/5/16
(Cost $108,000)	0.79 (b)	108,000	108,000

Variable Rate Demand Note - 3.7%
Delaware - 3.0%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
8/5/16	0.49 (b)	168,900	168,900
Florida - 0.7%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
8/5/16	0.49 (b)	40,000	40,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $208,900)			208,900

Non-Negotiable Time Deposit - 2.5%
Time Deposits - 2.5%
Barclays Bank PLC
8/1/16
(Cost $142,868)	0.45	142,868	142,868

Interfund Loans - 0.4%
	Principal Amount (000s)	Value (000s)
With:
Fidelity Real Estate Equity Central Fund at .55% due 8/1/16(c)	19,283	19,283
Fidelity IT Services Portfolio at .55% due 8/1/16(c)	5,523	5,523
TOTALL INTERFUND LOANS
(Cost $24,806)		24,806
	Maturity Amount (000s)

U.S. Treasury Repurchase Agreement - 1.5%
With Commerz Markets LLC at 0.5%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Treasury Obligations valued at $86,702,420, 0.00% - 1.63%, 9/29/16 - 5/15/26)	$	$
(Cost $85,000)	$85,004	85,000

Other Repurchase Agreement - 11.7%
Other Repurchase Agreement - 11.7%
With:
Citigroup Global Markets, Inc. at:
0.45%, dated 7/29/16 due 8/1/16 (Collateralized by Equity Securities valued at $3,240,175)	3,000	3,000
1.62%, dated 2/18/16 due 9/1/16 (Collateralized by Corporate Obligations valued at $5,406,551, 0.68%, 12/02/41)(b)(d)	5,044	5,000
1.64%, dated 2/1/16 due 8/25/16 (Collateralized by Corporate Obligations valued at $12,975,723,0.63%,6/15/37)(b)(d)	12,112	12,000
Credit Suisse Securities (U.S.A.) LLC at:
0.43%, dated 7/29/16 due 8/1/16 (Collateralized by Equity Securities valued at $61,560,732)	57,002	57,000
0.65%, dated 7/28/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $15,451,551, 4.00% - 4.50%, 10/15/40 - 12/15/45)	15,002	15,000
HSBC Securities, Inc. at 0.45%, dated 7/29/16 due 8/1/16 (Collateralized by Corporate Obligations valued at $15,754,226, 6.35% ,10/15/45)	15,001	15,000
ING Financial Markets LLC at:
0.45%, dated 7/29/16 due 8/1/16 (Collateralized by Equity Securities valued at $24,840,986)	23,001	23,000
0.53%, dated 7/29/16 due 8/1/16 (Collateralized by Corporate Obligations valued at $9,724,290, 5.25% - 6.38%, 10/15/21 - 10/15/36)	9,000	9,000
J.P. Morgan Clearing Corp. at 0.64%, dated 7/25/16 due 8/5/16 (Collateralized by Equity Securities valued at $50,004,448)	46,025	46,000
J.P. Morgan Securities, LLC at:
0.4%, dated 7/29/16 due 8/1/16 (Collateralized by U.S. Government Obligations valued at $34,683,866, 3.50% - 4.00%, 10/1/44 - 5/1/46)	34,001	34,000
0.54%, dated 7/28/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $31,623,562, 3.00%, 5/1/33)	31,003	31,000
1.33%, dated 5/18/16 due 10/27/16 (Collateralized by Mortgage Loan Obligations valued at $34,653,264, 4.28% - 5.00%, 2/5/30 - 3/25/54)(b)(d)	32,213	32,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.55%, dated 7/28/16 due 8/4/16 (Collateralized by U.S. Government Obligations valued at $31,931,951, 3.50% - 5.51%, 11/15/25 - 10/20/44)	31,003	31,000
1.33%, dated 5/26/16 due 8/24/16 (Collateralized by Equity Securities valued at $115,846,063)	107,356	107,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.68%, dated:
7/20/16 due 8/3/16 (Collateralized by Corporate Obligations valued at $4,320,515, 0.00% - 4.75%, 4/15/19 - 1/1/49)	4,001	4,000
7/21/16 due 8/4/16 (Collateralized by Equity Securities valued at $3,239,575)	3,001	3,000
Mizuho Securities U.S.A., Inc. at:
0.43%, dated 7/29/16 due 8/1/16 (Collateralized by Corporate Obligations valued at $33,601,721, 4.10% - 8.35%, 3/15/44 - 10/19/75)	32,001	32,000
0.6%, dated:
7/15/16 due 8/1/16 (Collateralized by Equity Securities valued at $19,445,512)	18,005	18,000
7/19/16 due 8/2/16 (Collateralized by Equity Securities valued at $6,481,407)	6,001	6,000
7/20/16 due 8/3/16 (Collateralized by Equity Securities valued at $9,721,964)	9,002	9,000
7/22/16 due 8/5/16 (Collateralized by Equity Securities valued at $14,042,350)	13,003	13,000
7/26/16 due 8/5/16 (Collateralized by Equity Securities valued at $6,480,651)	6,001	6,000
0.63%, dated:
7/27/16 due 8/5/16 (Collateralized by Equity Securities valued at $6,480,590)	6,001	6,000
7/28/16 due 8/5/16 (Collateralized by Equity Securities valued at $16,201,152)	15,004	15,000
0.8%, dated 7/28/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $3,090,275, 5.71% ,10/15/42)	3,001	3,000
1.5%, dated 5/2/16 due 8/1/16 (Collateralized by U.S. Government Obligations valued at $5,169,527, 5.36% - 5.71%, 2/25/20 - 11/25/42)	5,019	5,000
1.53%, dated 5/3/16 due 8/31/16 (Collateralized by U.S. Government Obligations valued at $5,169,699, 5.25% - 5.36%, 2/25/20 - 8/25/20)	5,026	5,000
1.65%, dated 7/18/16 due 10/17/16 (Collateralized by Mortgage Loan Obligations valued at $11,507,379, 0.00% , 9/1/21)	10,042	10,000
RBC Capital Markets Co. at:
0.64%, dated 7/21/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $18,462,416, 0.00% - 6.21%, 5/1/26 - 8/1/46)	18,010	18,000
0.75%, dated 7/22/16 due 8/5/16 (Collateralized by U.S. Government Obligations valued at $21,575,257, 0.00% - 6.21%, 7/25/27 - 8/1/46)	21,039	21,000
0.8%, dated 6/14/16 due 8/5/16 (Collateralized by Municipal Bond Obligations valued at $16,943,088, 4.00% - 5.00%, 8/1/30 - 7/1/44)	16,032	16,000
SG Americas Securities, LLC at 0.75%, dated:
7/26/16 due 8/2/16 (Collateralized by Corporate Obligations valued at $12,955,841, 3.75% - 12.00%, 9/15/17 - 1/1/49)	12,002	12,000
7/27/16 due 8/3/16 (Collateralized by Corporate Obligations valued at $12,894,729, 4.32% - 9.00%, 3/15/19 - 8/1/45)	12,002	12,000
Wells Fargo Securities, LLC at:
0.5%, dated 7/29/16 due 8/1/16 (Collateralized by Corporate Obligations valued at $2,160,090, 1.04% - 5.06%, 4/6/30 - 7/3/50)	2,000	2,000
0.55%, dated 7/29/16 due 8/5/16 (Collateralized by Equity Securities valued at $12,960,606)	12,001	12,000
0.6%, dated 7/26/16 due 8/2/16 (Collateralized by Equity Securities valued at $12,961,373)	12,001	12,000
0.65%, dated 7/28/16 due 8/4/16 (Collateralized by Corporate Obligations valued at $6,480,468, 3.50% - 4.00%, 1/15/19 - 1/15/32)	6,001	6,000
1.32%, dated 5/10/16 due 8/8/16 (Collateralized by Corporate Obligations valued at $3,249,861, 4.00%, 1/15/19)	3,010	3,000
TOTAL OTHER REPURCAHSE AGREEMENT
(Cost $669,000)		669,000
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $5,724,394)		5,724,394
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,961)
NET ASSETS - 100%		$5,716,433

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Loan is with an affiliated fund.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At July 31, 2016 the cost for Federal Income Tax Purposes was $5,724,394,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Treasury Only Money Market Fund

July 31, 2016

TMM-QTLY-0916
1.804868.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 97.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 97.2%
U.S. Treasury Bills
8/4/16 to 1/26/17	0.22 to 0.51%	$2,615,383	$2,613,997
U.S. Treasury Bonds
11/15/16	0.48	20,000	19,972
U.S. Treasury Notes
8/15/16 to 1/31/18	0.29 to 0.59 (b)	1,533,000	1,536,151
TOTAL U.S. TREASURY DEBT
(Cost $4,170,120)			4,170,120
TOTAL INVESTMENT PORTFOLIO - 97.2%
(Cost $4,170,120)			4,170,120
NET OTHER ASSETS (LIABILITIES) - 2.8%			121,821
NET ASSETS - 100%			$4,291,941

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At July 31, 2016 the cost for Federal Income Tax Purposes was $4,170,120,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016